Balance Sheets - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables -
Customers	$ 322	$ 330	$ 284
Less — Allowance for uncollectible customer receivables	5	6	6
Receivable	317	324	278
Affiliated companies	25	22	44
Other, net of allowance for uncollectible accounts of $13 in 2026 and $11 in 2025	23	25	28
Prepaid taxes and other	36	33	29
Total current assets	401	404	379
PROPERTY, PLANT AND EQUIPMENT:
In service	9,361	9,267	8,731
Less — Accumulated provision for depreciation	2,452	2,439	2,439
Property, plant and equipment in service net of accumulated provision for depreciation	6,909	6,828	6,292
Construction work in progress	995	880	620
Total property, plant and equipment	7,904	7,708	6,912
INVESTMENTS AND OTHER NONCURRENT ASSETS:
Goodwill	1,811	1,811	1,811
Investments	294	297	282
Regulatory assets	665	515	247
Prepaid OPEB costs	248	243	215
Other	121	131	67
Total investments and other noncurrent assets	3,139	2,997	2,622
TOTAL ASSETS	11,444	11,109	9,913
CURRENT LIABILITIES:
Currently payable long-term debt	2	2	1
Short-term borrowings	213	93	22
Affiliated companies	150	0
Accrued compensation and benefits	27	34	33
Customer deposits	35	35	34
Accrued taxes	1	11	21
Accrued interest	33	44	23
Other	37	41	34
Total current liabilities	773	538	345
NONCURRENT LIABILITIES:
Long-term debt and other long-term obligations	3,024	3,023	2,339
Accumulated deferred income taxes, net	1,387	1,348	1,192
Retirement benefits	30	32	71
Nuclear fuel disposal costs	247	245	235
Other	755	763	764
Total noncurrent liabilities	5,443	5,411	4,601
TOTAL LIABILITIES	6,216	5,949	4,946
COMMON STOCKHOLDER'S EQUITY:
Common stock, $10 par value, authorized 16,000,000 shares — 13,628,447 shares outstanding as of March 31, 2026 and December 31, 2025.	136	136	136
Other paid-in capital	3,532	3,530	3,523
Accumulated other comprehensive loss	(4)	(4)	(4)
Retained earnings	1,564	1,498	1,312
Total common stockholders' equity	5,228	5,160	4,967
COMMITMENTS, GUARANTEES AND CONTINGENCIES (NOTE 9.)
TOTAL LIABILITIES AND EQUITY	11,444	11,109	9,913
Related Party
CURRENT LIABILITIES:
Accounts payable	118	103	1
Nonrelated Party
CURRENT LIABILITIES:
Accounts payable	157	175	176
Customer
Receivables -
Customers	322	330	284
Less — Allowance for uncollectible customer receivables	5	6	6
Receivable	$ 317	$ 324	$ 278